Debt Obligations - Level 4 (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	May. 31, 2012	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Current Fiscal Year End Date				--12-31
Long-term Debt, Maturities, Repayments of Principal in Next Rolling Twelve Months				$ 36
Long-term Debt, Excluding Current Maturities		$ 1,163		1,169
Long-term Debt, Current Maturities		38		36
Cost-method Investments, Aggregate Carrying Amount		$ 200
Debt Instrument, Interest Rate, Stated Percentage		103.125%
Loss on extinguishment of debt		$ 0	$ 0	7	$ 0
Operating Leases, Future Minimum Payments Due, Next Twelve Months				15
Long-term Debt, Maturities, Repayments of Principal in Year Two				0
Operating Leases, Future Minimum Payments Receivable, in Two Years				11
Long-term Debt, Maturities, Repayments of Principal in Year Three				0
Operating Leases, Future Minimum Payments, Due in Three Years				7
Long-term Debt, Maturities, Repayments of Principal in Year Four				0
Operating Leases, Future Minimum Payments Receivable, in Four Years				6
Long-term Debt, Maturities, Repayments of Principal in Year Five				0
Operating Leases, Future Minimum Payments, Due in Five Years				5
Long-term Debt, Maturities, Repayments of Principal after Year Five				1,331
Operating Leases, Future Minimum Payments, Due Thereafter				15
Long-term Debt, Gross				1,367
Operating Leases, Future Minimum Payments Due				59
Operating Leases, Rent Expense		4	$ 16		$ 15
Exit ABL Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		0		0
Long-term Debt, Current Maturities		0		0
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		0		0
Long-term Debt, Current Maturities		6		3
Senior secured note, maturity June15, 2014 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Interest rate at period end					12.50%
10% senior secured notes, due October 2020 [Member]
Debt Instrument [Line Items]
Senior Notes		1,100
Aggregate principal amount	$ 250
Issue price	100.00%
10.0% senior secured notes, maturity October 15, 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		0		0
Long-term Debt, Current Maturities		$ 0		0
Interest rate at period end					10.00%
Term loans, due May 2015 [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 6
Term loans, due May 2015 [Member] | Term loans [Member]
Debt Instrument [Line Items]
Extinguishment of debt	$ 240
9% Springing Lien Dollar Notes, Maturity January 15, 2021 [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 848
JP Morgan Chase, Term Loan Tranche B-2-B, Maturity May 4, 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities
New First Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		$ 960		977
Long-term Debt, Current Maturities		0		0
New Second Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		203		192
Long-term Debt, Current Maturities		0		0
First Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		0		0
Long-term Debt, Current Maturities		0		0
Springing Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		0		0
Long-term Debt, Current Maturities		0		0
Springing Lien Euro Notes, Maturity January 15, 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		0		0
Long-term Debt, Current Maturities		0		0
Agricultural Bank of China, Fixed Asset Loan, Maturity June 30, 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		0		0
Long-term Debt, Current Maturities		$ 32		$ 33